Short-term investments	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Short-term investments

Note 4 — Short-term investments

Short-term investments consist of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Marketable securities	149,583,000	1,138,090,600	161,918,194

Fair value disclosure:

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	149,583,000	149,583,000	-	-

December 31, 2025
	December 31,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	1,138,090,600	1,138,090,600	-	-

There is no transfer between the levels for the periods presented.

As of December 31, 2024 and 2025, short-term investments amounted to RMB 149,583,000 and RMB 1,138,090,600 (USD 161,918,194), respectively. During the year ended December 31, 2025, the Company invested a total amount of RMB 935,966,450 (USD 133,161,628), redeemed a total amount of RMB 79,710,800 (USD 11,340,599), and the unrealized and realized gain from short-term investments was approximately RMB 132,251,950 (USD 18,815,722) in total.